DLA Piper LLP (US)
4141 Parklake Avenue, Suite 300
Raleigh, North Carolina 27612-2350
www.dlapiper.com

Laura Sirianni
laura.sirianni@dlapiper.com
T 919.786.2025
F 919.786.2225

January 24, 2014

Via EDGAR and Courier

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3010 CF/AD8

Washington, DC 20549

Attn: Duc Dang, Special Counsel and Jerard Gibson, Attorney-Advisor

Re:	Resource Real Estate Opportunity REIT II, Inc.
Amendment No. 4 to Registration Statement on Form S-11
Filed January 24, 2014
File No. 333-184476

Dear Mr. Dang and Mr. Gibson:

On behalf of our client, Resource Real Estate Opportunity REIT II, Inc. (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find attached for filing with the Securities and Exchange Commission (the “SEC”) via EDGAR, a complete copy of Amendment No. 4 to the above-referenced Registration Statement on Form S-11 (“Amendment No. 4”).

Amendment No. 4 includes revisions to Table III requested by the Staff to conform to guidance included in the Division’s Disclosure Guidance Topic No. 6 as well as revisions requested by state securities’ regulators and updated financial statements for the Company.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of Amendment No. 4 along with four additional copies marked to show changes from the Company’s amendment filing on Form S-11 on December 20, 2013, together with copies of this response letter as filed with the SEC.

Very truly yours,

DLA Piper LLP (US)

/s/ Laura K. Sirianni
Laura K. Sirianni

Enclosure

cc:	Alan F. Feldman